Acquisition - The Fair Value of Purchase Consideration (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 11, 2021
Disclosure of detailed information about business combination [line items]
Total Fair Value of Purchase Consideration	$ 1,782
Arcola Energy Limited
Disclosure of detailed information about business combination [line items]
Cash and debt paid on closing		$ 7,477
Deferred share consideration		4,851
Liabilities incurred		26,258
Working capital adjustment		611
Total Fair Value of Purchase Consideration		$ 39,197